Accrued liabilities and provisions - Details of contingent assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 COP ($) item	Dec. 31, 2021 COP ($) item
Accrued liabilities and provisions
Number of processes of contingent assets | item	812	512
Proceedings amount | $	$ 736,198	$ 379,507
Ordinary administrative
Accrued liabilities and provisions
Number of processes of contingent assets | item	87	62
Proceedings amount | $	$ 687,332	$ 217,550
Arbitration
Accrued liabilities and provisions
Number of processes of contingent assets | item		1
Proceedings amount | $		$ 78,600
Civil
Accrued liabilities and provisions
Number of processes of contingent assets | item	211	188
Proceedings amount | $	$ 30,717	$ 23,258
Penal
Accrued liabilities and provisions
Number of processes of contingent assets | item	98	72
Proceedings amount | $	$ 2,453	$ 55,385
Labor
Accrued liabilities and provisions
Number of processes of contingent assets | item	406	185
Proceedings amount | $	$ 15,696	$ 4,714
Constitutional
Accrued liabilities and provisions
Number of processes of contingent assets | item	10	4
Proceedings amount | $	$ 0	$ 0